Balance Sheet Accounts (Schedule of Intangible Asset Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
2018	$ 1,040
2019	1,040
2020	346
Total finite-lived intangible assets, net	2,426	$ 3,466
Pharmacy And Customer Relationships
Finite-Lived Intangible Assets [Line Items]
2018	950
2019	950
2020	316
Total finite-lived intangible assets, net	2,216	3,166
Trade Names, Trademarks and Website Addresses
Finite-Lived Intangible Assets [Line Items]
2018	90
2019	90
2020	30
Total finite-lived intangible assets, net	$ 210	$ 300